January 26, 2016

DREYFUS TREASURY & AGENCY CASH MANAGEMENT
- Select Shares
- Service Shares

Supplement to Prospectus dated June 1, 2015 and
Current Statement of Additional Information

The Fund's Select Shares and Service Shares will be liquidated effective March 1, 2016.